Income Taxes, Net operating loss carry forwards and related deferred tax asset (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	$ 1,787	$ 2,120
Deferred tax on net operating loss carry forwards	554	609
2013 [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	1
Deferred tax on net operating loss carry forwards	0
2014 [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	14
Deferred tax on net operating loss carry forwards	4
2015 [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	116
Deferred tax on net operating loss carry forwards	38
2016 [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	4
Deferred tax on net operating loss carry forwards	1
2017 [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	17
Deferred tax on net operating loss carry forwards	3
Thereafter [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	447
Deferred tax on net operating loss carry forwards	119
Indefinite [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	1,188
Deferred tax on net operating loss carry forwards	$ 389